SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 12. - SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information for the years ended December 31:

	2012	2011

Cash paid for interest	$230,000	$352,000

Non-cash investing and financing activities:
Conversion of debt and accrued interest to equity	580,000	-
Warrant issued for prepaid consulting services	279,000	-
Beneficial conversion features of convertible debt	216,000	88,000
Interest rate swap loss	17,000	85,000
Retirement of derivative liability instruments	-	3,506,000
Refinance of related party revolving line of credit and accrued interest	-	650,000
Building and land acquired with debt	-	1,350,000
Equity issued for acqusition	-	274,000